Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Financial Investors Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 09, 2021
Prospectus Date	rr_ProspectusDate	Aug. 31, 2020
Grandeur Peak Global Contrarian Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Financial Investors Trust: Grandeur Peak Funds

GRANDEUR PEAK GLOBAL CONTRARIAN FUND
GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND
GRANDEUR PEAK GLOBAL REACH FUND
(each a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED MARCH 9, 2021
TO THE SUMMARY PROSPECTUSES AND PROSPECTUS
DATED AUGUST 31, 2020
AS AMENDED FROM TIME TO TIME

Effective May 8, 2021, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

Grandeur Peak Global Contrarian Fund:

The first paragraph under the section “Principal Investment Strategies” in the Summary Prospectus and the Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

Grandeur Peak Global Opportunities Fund:

The first and second paragraphs under the section “Principal Investment Strategies” in the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

Grandeur Peak Global Reach Fund:

The first and second paragraphs under the section “Principal Investment Strategies” in the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Grandeur Peak Global Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Financial Investors Trust: Grandeur Peak Funds

GRANDEUR PEAK GLOBAL CONTRARIAN FUND
GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND
GRANDEUR PEAK GLOBAL REACH FUND
(each a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED MARCH 9, 2021
TO THE SUMMARY PROSPECTUSES AND PROSPECTUS
DATED AUGUST 31, 2020
AS AMENDED FROM TIME TO TIME

Effective May 8, 2021, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

Grandeur Peak Global Contrarian Fund:

The first paragraph under the section “Principal Investment Strategies” in the Summary Prospectus and the Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

Grandeur Peak Global Opportunities Fund:

The first and second paragraphs under the section “Principal Investment Strategies” in the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

Grandeur Peak Global Reach Fund:

The first and second paragraphs under the section “Principal Investment Strategies” in the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Grandeur Peak Global Reach Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Financial Investors Trust: Grandeur Peak Funds

GRANDEUR PEAK GLOBAL CONTRARIAN FUND
GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND
GRANDEUR PEAK GLOBAL REACH FUND
(each a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED MARCH 9, 2021
TO THE SUMMARY PROSPECTUSES AND PROSPECTUS
DATED AUGUST 31, 2020
AS AMENDED FROM TIME TO TIME

Effective May 8, 2021, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

Grandeur Peak Global Contrarian Fund:

The first paragraph under the section “Principal Investment Strategies” in the Summary Prospectus and the Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

Grandeur Peak Global Opportunities Fund:

The first and second paragraphs under the section “Principal Investment Strategies” in the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

Grandeur Peak Global Reach Fund:

The first and second paragraphs under the section “Principal Investment Strategies” in the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE